SEGMENT INFORMATION Profitability (Details) $ in Millions	12 Months Ended
	Oct. 31, 2023 USD ($) segment	Oct. 31, 2022 USD ($) segment	Oct. 31, 2021 USD ($) segment
Segment Reporting [Abstract]
Number of operating segments | segment	3	3	3
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Net revenue	$ 6,833	$ 6,848	$ 6,319
Income from operations	1,350	1,618	1,347
Share-based compensation expense	112	126	111
Depreciation expense	$ 128	$ 120	$ 122
Number of operating segments | segment	3	3	3
Operating Segments
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Income from operations	$ 1,875	$ 1,857	$ 1,613
Corporate, Non-Segment
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Share-based compensation expense	$ 0	$ 6	$ 5
Revenue Benchmark
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Percentage of revenue from a single customer	No customer represented 10 percent or more of our total net revenue	No customer represented 10 percent or more of our total net revenue	No customer represented 10 percent or more of our total net revenue
Life Sciences and Applied Markets
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Net revenue	$ 3,510	$ 3,630	$ 3,304
Life Sciences and Applied Markets | Operating Segments
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Net revenue	3,510	3,630	3,304
Income from operations	1,049	1,097	909
Share-based compensation expense	60	62	58
Depreciation expense	58	55	57
Diagnostics and Genomics
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Net revenue	1,755	1,766	1,655
Diagnostics and Genomics | Operating Segments
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Net revenue	1,755	1,766	1,655
Income from operations	363	390	381
Share-based compensation expense	28	32	24
Depreciation expense	45	43	42
Agilent CrossLab
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Net revenue	1,568	1,452	1,360
Agilent CrossLab | Operating Segments
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Net revenue	1,568	1,452	1,360
Income from operations	463	370	323
Share-based compensation expense	24	26	24
Depreciation expense	$ 25	$ 22	$ 23